UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Tax-Advantaged Dividend Income Fund

3.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 78.98%		$968,185,250
(Cost $905,023,448)

Diversified Banks 7.45%		91,331,420

Bank of America Corp.	730,000	33,244,200
Comerica, Inc.	296,000	17,159,120
U.S. Bancorp.	647,000	19,733,500
Wachovia Corp.	230,000	12,891,500
Wells Fargo & Co.	130,000	8,303,100

Electric Utilities 10.06%		123,300,567

American Electric Power Co., Inc.	335,500	11,413,710
Cinergy Corp.	539,100	24,480,531
FPL Group, Inc.	135,000	5,418,900
Great Plains Energy, Inc.	67,000	1,886,050
Hawaiian Electric Industries, Inc.	75,000	2,034,750
Pinnacle West Capital Corp.	230,000	8,993,000
Progress Energy, Inc.	569,600	25,051,008
Scottish Power Plc, American Depositary
Receipt (United Kingdom)	610,000	24,576,900
Southern Co. (The)	593,400	19,445,718

Gas Utilities 8.07%		98,958,959

Atmos Energy Corp.	756,200	19,910,746
National Fuel Gas Co.	466,000	15,247,520
Northwest Natural Gas Co.	325,000	11,534,250
ONEOK, Inc.	821,100	26,480,475
Peoples Energy Corp.	656,200	23,386,968
Piedmont Natural Gas Co., Inc.	100,000	2,399,000

Independent Power Producers & Energy Traders 1.26%		15,436,000

Black Hills Corp.	454,000	15,436,000

Integrated Oil & Gas 0.99%		12,173,700

Chevron Corp.	210,000	12,173,700

Integrated Telecommunication Services 2.53%		31,027,243

AT&T, Inc.	670,000	18,116,800
Verizon Communications, Inc.	379,050	12,910,443

Multi-Utilities 27.96%		342,747,398

Alliant Energy Corp.	50,000	1,573,500
Ameren Corp.	561,100	27,954,002
CH Energy Group, Inc.	373,600	17,932,800
Consolidated Edison, Inc.	525,100	22,841,850
Dominion Resources, Inc.	385,000	26,576,550
DTE Energy Co.	609,914	24,451,452

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Duke Energy Corp. (I)		521,250	15,194,437
Energy East Corp.		573,000	13,923,900
KeySpan Corp.		690,647	28,226,743
NiSource, Inc.		642,700	12,995,394
NSTAR		1,086,000	31,070,460
OGE Energy Corp.		884,800	25,659,200
PNM Resources, Inc.		185,000	4,514,000
Public Service Enterprise Group, Inc.		454,700	29,118,988
SCANA Corp.		257,500	10,104,300
TECO Energy, Inc.		40,000	644,800
Vectren Corp.		689,900	18,199,562
WPS Resources Corp.		343,000	16,882,460
Xcel Energy, Inc.		820,000	14,883,000

Oil & Gas Storage & Transportation 1.07%			13,053,381

Kinder Morgan, Inc.		141,900	13,053,381

Other Diversified Financial Services 1.68%			20,649,442

Citigroup, Inc.		187,000	8,832,010
JPMorgan Chase & Co.		283,800	11,817,432

Regional Banks 15.89%			194,749,430

AmSouth Bancorp.		775,000	20,963,750
BB&T Corp.		558,900	21,908,880
Colonial BancGroup, Inc. (The)		275,000	6,875,000
F.N.B. Corp.		190,000	3,249,000
First Horizon National Corp.		315,000	13,119,750
FirstMerit Corp.		365,000	9,000,900
KeyCorp		749,000	27,563,200
National City Corp.		745,000	26,000,500
PNC Financial Services Group, Inc.		370,000	24,904,700
Regions Financial Corp.		795,000	27,960,150
Susquehanna Bancshares, Inc.		275,000	7,086,750
Whitney Holding Corp.		172,500	6,116,850

Thrifts & Mortgage Finance 2.02%			24,757,710

People's Bank		225,000	7,368,750
Washington Mutual, Inc.		408,000	17,388,960

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 20.40%			$250,005,975
(Cost $256,244,042)

Consumer Finance 0.43%			5,275,500

HSBC Finance Corp., 6.36%, Depositary Shares,
Ser B	BBB+	150,000	3,823,500
SLM Corp., 6.97%, Ser A	BBB+	26,400	1,452,000

Diversified Banks 2.22%			27,211,992

Abbey National Plc, 7.375%, Depositary
Shares, Ser B (United Kingdom)	A-	93,100	2,450,392

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)	A	1,060,000	24,761,600

Electric Utilities 5.91%			72,445,845

Alabama Power Co., 5.20%	BBB+	306,500	7,493,925
Alabama Power Co., 5.30% (Class A)	BBB+	213,000	5,241,930
Carolina Power & Light Co., $5.44	BB+	111,493	10,368,849
Connecticut Light & Power Co., $3.24, Ser 68G	BB+	20,686	1,063,391
Duquesne Light Co., 6.50%	BB+	227,000	11,577,000
Entergy Arkansas, Inc., $1.96	BB+	150,466	3,766,360
Entergy Arkansas, Inc., $6.08	Ba1	11,372	1,058,663
Entergy Arkansas, Inc., 4.56%	BB+	9,388	773,336
Entergy Arkansas, Inc., 4.56%, Ser 1965	BB+	9,818	767,338
Entergy Gulf States, Inc., $7.56	BB+	28,422	2,756,934
Entergy Louisiana Holdings, Inc. 5.16%	Ba1	12,982	1,289,681
Entergy Mississippi, Inc., 4.92%	Ba2	8,190	692,055
Entergy Mississippi, Inc., 6.25%	BB+	197,500	4,832,588
FPL Group Capital Trust I, 5.875%	BBB+	318,200	7,557,250
Interstate Power & Light Co., 7.10%, Ser C	BBB-	20,600	546,545
Interstate Power & Light Co., 8.375%, Ser B	Baa3	233,000	7,572,500
Southern California Edison Co., 6.125%	BBB-	50,000	5,087,500

Gas Utilities 0.89%			10,896,224

Southern Union Co., 7.55%	BB+	417,800	10,896,224

Investment Banking & Brokerage 3.03%			37,107,663

Bear Stearns Cos., Inc. (The), 5.49%,
Depositary Shares, Ser G	BBB	243,700	11,819,450
Bear Stearns Cos., Inc. (The), 6.15%,
Depositary Shares, Ser E	BBB	71,600	3,615,800
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	A-	63,000	3,118,500
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A-	266,260	13,592,573
Lehman Brothers Holdings, Inc., 6.50%,
Depositary Shares, Ser F	A-	193,500	4,961,340

Multi-Line Insurance 1.90%			23,274,125

ING Groep NV, 6.20% (Netherlands)	A	109,100	2,700,225
ING Groep NV, 7.05% (Netherlands)	A	100,000	2,540,000
MetLife, Inc., 6.50%, Ser B	BBB	705,000	18,033,900

Multi-Utilities 0.87%			10,674,534

Public Service Electric & Gas Co., 5.05%,
Ser D	BB+	23,442	2,133,222
Public Service Electric & Gas Co., 5.28%,
Ser E	BB+	22,930	2,125,611
South Carolina Electric & Gas Co., 6.52%	Baa3	20,000	2,009,376
Xcel Energy, Inc., $4.56, Ser G	BB+	53,900	4,406,325

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Oil & Gas Exploration & Production 2.83%					34,703,192

Anadarko Petroleum Corp., 5.46%, Depositary
Shares, Ser B			BBB-	50,000	4,965,625
Apache Corp., 5.68%, Depositary Shares, Ser B			BBB	50,000	5,071,875
Devon Energy Corp., 6.49%, Ser A			BB+	150,000	15,154,695
Nexen, Inc., 7.35% (Canada)			BB+	359,584	9,510,997
Other Diversified Financial Services 2.12%					26,008,900

ABN AMRO Capital Funding Trust V, 5.90%			A	140,000	3,256,400
ABN AMRO Capital Funding Trust VII, 6.08%			A	950,000	22,752,500
Reinsurance 0.20%					2,408,000

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)			BBB	112,000	2,408,000
	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Short-term investments 0.62%					$7,600,000
(Cost $7,598,045)

Government U.S. Agency 0.62%					7,600,000

Federal Home Loan Bank, Disc Note	4.630	04-03-06	AAA	7,600	7,600,000

Total investments 100.00%					$1,225,791,225

John Hancock Tax-Advantaged Dividend Income Fund Footnotes to Schedule of Investments March 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(I) Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $1,168,865,535. Gross unrealized appreciation and depreciation of investments aggregated $77,971,708 and $21,046,018, respectively, resulting in net unrealized appreciation of $56,925,690.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle*

James F. Carlin

Richard P. Chapman, Jr.**

William H. Cunningham

Charles L. Ladner**

Dr. John A. Moore**

Patti McGill Peterson**

Steven R. Pruchansky

* Non-Independent Trustee

** Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: HTD

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q1 3/06
5/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 25, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: May 25, 2006